Financial risk management objectives and policies - Schedule of Sensitivity Analysis for Interest Rate Risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 30, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Jun. 30, 2023 USD ($)	Oct. 30, 2020 USD ($)
Floating interest rate | Interest rate swap contract
Disclosure of credit risk exposure [line items]
Average rate of hedging instrument			1.76%
Term Loan | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate	7.94%
Reasonably possible increase in average interest rate	1.00%
Increase in interest expense from change in average interest rate	$ 4.1	$ 3.9
Term Loan | Interest rate risk | Interest rate swap contract
Disclosure of credit risk exposure [line items]
Hedging instrument, term				5 years
Notional amount of derivative			$ 300.0	$ 270.0
Japan Facility | Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible increase in average interest rate		1.00%
Increase in interest expense from change in average interest rate		$ 0.1